IMPAIRMENT OF LONG LIVED ASSETS (Details Narrative) - USD ($)	3 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Depreciation	$ 1,958
Indefinite lived intangble assets written off		$ 15,000
Impairment charge			$ 34,516